Deposits and obligations - Summary of time deposits classified by maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of time deposits classified by maturity [Line Items]
Total	S/ 19,243,949	S/ 19,891,128
Within 1 month
Summary of time deposits classified by maturity [Line Items]
Total	7,030,403	7,744,887
Between 1 and 3 months
Summary of time deposits classified by maturity [Line Items]
Total	6,134,833	5,179,603
Between 3 months and 1 year
Summary of time deposits classified by maturity [Line Items]
Total	5,428,902	6,263,412
Between 1 and 5 years
Summary of time deposits classified by maturity [Line Items]
Total	353,762	413,031
From 5 years onwards [member]
Summary of time deposits classified by maturity [Line Items]
Total	S/ 296,049	S/ 290,195